Equity-Based Compensation - Schedule of Stock Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Shares outstanding, beginning period	3,089,352
Granted, shares	657,843
Exercised, shares	(58,440)
Forfeited, shares	(10,396)
Shares outstanding, ending period	3,678,359	3,089,352
Weighted-Average Exercise Price
Weighted-Average Exercise Price, beginning period (dollars per share)	$ 1.25
Weighted-Average Exercise Price, granted (dollars per share)	4.21
Weighted-Average Exercise Price, exercised (dollars per share)	0.75
Weighted-Average Exercise Price, forfeitures (dollars per share)	1.00
Weighted-Average Exercise Price, ending period (dollars per share)	$ 1.79	$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Remaining Contractual Term (years)	7 years 9 months 18 days	8 years 2 months 12 days
Aggregate Intrinsic Value (thousands)	$ 5,257	$ 9,143
Exercisable, shares	2,131,730
Exercisable, Weighted-Average Exercise Price (dollars per share)	$ 1.37
Exercisable, Weighted-Average Remaining Contractual Term	7 years 4 months 24 days
Exercisable, Aggregate Intrinsic Value	$ 3,704
Vested and Expected to Vest, shares	3,595,855
Vested and Expected to Vest, Weighted-Average Exercise Price (dollars per share)	$ 1.77
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term (years)	7 years 8 months 12 days
Vested and Expected to Vest, Aggregate Intrinsic Value (dollars per share)	$ 5,195
Scenario, Previously Reported
Options
Shares outstanding, beginning period	6,222,448	6,528,052	2,954,418
Granted, shares		175,000	3,941,134
Exercised, shares		(98,283)	(166,875)
Forfeited, shares		(382,321)	(200,625)
Shares outstanding, ending period		6,222,448	6,528,052
Weighted-Average Exercise Price
Weighted-Average Exercise Price, beginning period (dollars per share)	$ 0.62	$ 0.59	$ 0.32
Weighted-Average Exercise Price, granted (dollars per share)		1.14	0.76
Weighted-Average Exercise Price, exercised (dollars per share)		0.33	0.32
Weighted-Average Exercise Price, forfeitures (dollars per share)		0.33	0.35
Weighted-Average Exercise Price, ending period (dollars per share)		$ 0.62	$ 0.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Remaining Contractual Term (years)		8 years 2 months 12 days	9 years 1 month 6 days
Aggregate Intrinsic Value (thousands)		$ 9,143	$ 2,310
Exercisable, shares		2,956,455
Exercisable, Weighted-Average Exercise Price (dollars per share)		$ 0.51
Exercisable, Weighted-Average Remaining Contractual Term		7 years 9 months 18 days
Exercisable, Aggregate Intrinsic Value		$ 4,683
Vested and Expected to Vest, shares		6,025,583
Vested and Expected to Vest, Weighted-Average Exercise Price (dollars per share)		$ 0.61
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term (years)		8 years 1 month 6 days
Vested and Expected to Vest, Aggregate Intrinsic Value (dollars per share)		$ 8,888